EATON VANCE SPECIAL INVESTMENT TRUST

Two International Place

Boston, MA  02110

Telephone:  (617) 482-8260

Telecopy:  (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) (1933 Act File No. 002-27962) certifies (a) that the forms of prospectuses and statements of additional information dated March 1, 2017 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 168 (“Amendment No. 168”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 168 was filed electronically with the Commission (Accession No. 0000940394-17-000337) on February 27, 2017:

Eaton Vance Commodity Strategy Fund

Eaton Vance Multisector Income Fund

Eaton Vance Short Duration Real Return Fund

EATON VANCE SPECIAL INVESTMENT TRUST

By:  /s/ Maureen A. Gemma

       Maureen A. Gemma, Secretary

Date: March 2, 2017